Document and Entity Information	0 Months Ended
Aug. 07, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 07, 2013
Registrant Name	VALIC Co I
Central Index Key	0000719423
Amendment Flag	false
Document Creation Date	Aug. 07, 2013
Document Effective Date	Aug. 07, 2013
Prospectus Date	Oct. 01, 2012
Growth & Income Fund | Growth & Income Fund
Risk/Return:
Trading Symbol	VCGAX
Large Capital Growth Fund | Large Capital Growth Fund
Risk/Return:
Trading Symbol	VLCGX